Provisions - Summary of Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Beginning balance	$ 54,255	$ 40,786
Additions through business combinations	50,574	338
Provisions made during the year	99,237	58,219
Provisions used during the year	(70,813)	(36,499)
Provisions reversed during the year	(9,259)	(9,972)
Unwind of discount on long-term provisions	(929)	1,012
Sale of business		(47)
Effect of movements in exchange rates	(423)	418
Ending balance	122,642	54,255
Current provisions	39,012	17,452	[1]
Non-current provisions	83,630	36,803
Self Insurance
Provisions [Line Items]
Beginning balance	47,733	39,188
Additions through business combinations	125	0
Provisions made during the year	94,885	48,534
Provisions used during the year	(62,836)	(32,439)
Provisions reversed during the year	(9,259)	(8,795)
Unwind of discount on long-term provisions	(929)	1,012
Sale of business		(47)
Effect of movements in exchange rates	(252)	280
Ending balance	69,467	47,733
Current provisions	26,771	14,040
Non-current provisions	42,696	33,693
Other
Provisions [Line Items]
Beginning balance	6,522	1,598
Additions through business combinations	50,449	338
Provisions made during the year	4,352	9,685
Provisions used during the year	(7,977)	(4,060)
Provisions reversed during the year	0	(1,177)
Unwind of discount on long-term provisions	0	0
Sale of business		0
Effect of movements in exchange rates	(171)	138
Ending balance	53,175	6,522
Current provisions	12,241	3,412
Non-current provisions	$ 40,934	$ 3,110

[1]	Recasted for change in accounting policy (see note 10)